TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Gross unrecognized tax benefits, beginning balance	$ 204	$ 204
Increase in tax position for current year
Interest accrued	9
Gross unrecognized tax benefits, ending balance	213	204
Penalties and interest accrued	$ 9